Performance B.1.1 Accounting for revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,819	$ 5,804	$ 5,661
Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,451	5,417	5,250
Mobile Services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,260	3,119	2,949
Mobile Services | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26	39	44
Fixed and other services | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,068	2,175	2,192
Other | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98	84	65
Telephone and equipment | Point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 367	$ 387	$ 411